Current Liabilities	12 Months Ended
Dec. 31, 2014
Liabilities, Current [Abstract]
Current Liabilities
11.	Current Liabilities

Book overdrafts, included in accounts payable in the consolidated balance sheets, were $107.9 million at December 31, 2014 ($81.6 million at December 31, 2013). Dividends payable, included in accrued expenses and other current liabilities in the consolidated balance sheets, were $119.7 million at December 31, 2014 ($118.7 million at December 31, 2013).